Finance and investment income, finance costs and revaluation and retranslation of financial instruments - Summary of Finance Income, Finance Costs and Revaluation and Retranslation of Financial Instruments (Detail) - GBP (£)
£ in Millions
	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Income from equity investments	£ 5.0	£ 6.8	[1]
Finance income	30.1	51.2	[1]
Finance costs	147.2	157.3	[1]
Revaluation and Retranslation of Financial Instruments	(12.1)	(268.6)	[1]
Continuing Operations [member]
Statement [Line Items]
Income from equity investments	5.0	6.8
Interest income	25.1	44.4
Finance income	30.1	51.2
Interest expense and similar charges	101.5	107.1
Interest expense related to lease liabilities	45.7	50.2
Finance costs	147.2	157.3
Movements in fair value of treasury instruments	4.7	(2.0)	[1]
Premium on the early repayment of bonds
Revaluation of investments held at fair value through profit or loss	30.5	1.7	[1]
Revaluation of put options over non-controlling interests	(44.4)	25.4	[1]
Revaluation of payments due to vendors (earnout agreements)	(9.4)	7.4	[1]
Retranslation of financial instruments	19.6	(301.1)	[1]
Revaluation and Retranslation of Financial Instruments	£ (12.1)	£ (268.6)	[1]

[1]	Figures have been restated as described in the accounting policies.